Cover	Nov. 17, 2021
Cover [Abstract]
Document Type	8-K/A
Entity Registrant Name	DUTCH BROS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40798
Entity Tax Identification Number	87-1041305
Entity Address, Postal Zip Code	97526
Entity Address, Address Line One	110 SW 4th Street
Entity Address, State or Province	OR
Entity Address, City or Town	Grants Pass,
City Area Code	541
Local Phone Number	955-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.00001 per share
Trading Symbol	BROS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001866581
Amendment Flag	true
Document Period End Date	Nov. 17, 2021
Amendment Description	Explanatory NoteThe sole purpose of this amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission on November 10, 2021 is to (i) add supplemental non-GAAP disclosures of a reconciliation of (a) net loss per share of Class A and Class D common stock - diluted to adjusted net income per fully exchanged share of common stock - diluted and (b) weighted-average shares of Class A and Class D common stock outstanding - diluted to adjusted fully exchanged weighted-average shares of common stock outstanding - diluted and (ii) update the previously reported non-GAAP adjusted net income per share to include fully exchanged and diluted shares. These updates do not reflect the non-GAAP measure Adjusted net income as previously reported.